As filed with the Securities and Exchange Commission on October 1, 2008
Securities Act File No. 33-25378
Investment Company Act File No. 811-05684

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	35	☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	35	☒

ALPINE EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street, 3rd floor
MILWAUKEE, WISCONSIN 53202
(Address of Principal Executive Offices)

1-866- 729-6633
(Registrant's Telephone Number, Including Area Code

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:
Thomas Westle, Esq.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, New York 10022

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X]                      immediately upon filing pursuant to paragraph (b).
[   ]                      on (date) pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[   ]                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose for this filing is to submit exhibits on Part C.  This Post-Effective Amendment incorporates by reference Parts A and B of Post-Effective Amendment No. 34, filed on September 29, 2008.

ALPINE EQUITY TRUST
PART C
OTHER INFORMATION

Item 23.  Exhibits.

(a)	Declaration of Trust

(i)
Certificate of Amendment to Declaration of Trust is incorporated by reference to Registrant’s previous Registration Statements on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.

(ii)
Certificate of Designation, amended April 13, 1998, is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 23, 1998.

(iii)
Certificate of Designation, amended December 14, 1998, is incorporated by reference to Registrant’s Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 1998.

(b)	Bylaws

(i)
Amendment to Bylaws updated September 28, 1998 is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 23, 1998.

(c)
Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s previous Registration Statements on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.

(d)
Investment Advisory Agreement dated February 17, 1998, as amended September 22, 2008 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(e)	Distribution Agreement

(1) Distribution Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2003.

(2) Amendment dated September 22, 2008 to the Distribution Agreement dated December 28, 2001 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custody Agreement

(1) Custody Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2003.

(2) Amendment No. 1 dated November 1, 2004 to the Amended and Restated Custody Agreement dated December 1, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(3) Amendment No. 2 dated September 22, 2008 to the Amended and Restated Custody Agreement dated December 1, 2003, as amended November 1, 2004 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(h)	Other Material Contracts

(1)	Fund Administration Servicing Agreement

(a) Fund Administration Servicing Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2003.

(b) Amendment No. 2 dated November 1, 2004 to the Fund Administration Servicing Agreement dated December 28, 2001 and previously amended January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(c) Addendum dated November 30, 2006 to the Fund Administration Servicing Agreement dated December 28, 2001, as amended November 1, 2004 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(d) Amendment No. 3 dated September 22, 2008 to the Fund Administration Servicing Agreement dated December 1, 2008, and previously amended January 1, 2002 and November 1, 2004 and an Addendum dated November 30, 2006 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(2)	Transfer Agent Servicing Agreement

(a) Transfer Agent Servicing Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2003.

(b) Amendment No. 2 dated November 1, 2004 to the Transfer Agent Servicing Agreement dated December 28, 2001, including Amendment January 1, 2002, and an Addendum dated June 24, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(c) Amendment No. 3 dated February 17, 2006 to the Transfer Agent Servicing Agreement dated December 28, 2001, including Amendment No. 1 dated January 1, 2002, Amendment No. 2 dated November 1, 2004 and an Addendum dated June 24, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(d) Amendment No. 4 dated September 22, 2008 to the Transfer Agent Servicing Agreement dated December 28, 2001 and previously amended January 1, 2002, November 1, 2004, February 17, 2006 and an Addendum dated June 24, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(3)	Fund Accounting Servicing Agreement

(a)
Fund Accounting Servicing Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2003.

(b)
Amendment No. 2 dated November 1, 2004 to the Fund Accounting Servicing Agreement dated December 28, 2001 and previously amended January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(c)
Amendment No. 1 dated September 22, 2008 to the Fund Accounting Servicing Agreement dated April 13, 2006 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(4)
Omnibus Fee Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 23, 1998.

(5)
Expense Limitation and Reimbursement Agreement dated September 22, 2008 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(6)
Power of Attorney – is incorporated by reference to Registrant’s Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on March 1, 2005.

(7)	Prospect Servicing Agreement

(a)	Prospect Servicing Agreement with U.S Bancorp Fund Services, LLC dated March 10, 2003 – filed herewith.

(b)
Amendment dated September 22, 2008 to the Prospect Servicing Agreement dated March 10, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(i)	Consent of Counsel – Not applicable.

(j)	Consent of Independent Public Accountants – Not applicable.

(k)	Omitted Financial Statements — Not applicable.

(l)	Agreement Relating to Initial Capital – Not applicable.

(m)	Rule 12b-1 Plan

(i)
Distribution Plan for Alpine U.S Real Estate Equity Fund is incorporated by reference to Registrant’s previous Registration Statements on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.

(ii)
Distribution Plan for Alpine International Real Estate Equity Plan is incorporated by reference to Registrant’s previous Registration Statements on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.

(iii)
Distribution Plan for Alpine Realty Income and Growth Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 23, 1998.

(n)
Rule 18f-3 Plan is incorporated by reference to Registrant’s previous Registration Statements on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.

(o)	Reserved.

(p)	Code of Ethics

(i)
Joint Code of Ethics for Registrant and Alpine Management & Research, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on January 26, 2001.

(ii)
Joint Code of Ethics as amended September 24, 2007 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

Item 24. Persons Controlled by or Under Common Control with Registrant.

As a result of its direct and beneficial ownership of 37.50% of the outstanding Class Y shares of Alpine International Real Estate Equity Fund and 27.03% of the outstanding Class Y shares of Alpine Realty Income and Growth Fund on February 1, 2008, Charles Schwab may be deemed to "control" the Funds as that term is defined in the 1940 Act.

Item 25.  Indemnification.

Article XI of the Registrant's By-laws contains the following provisions regarding indemnification of Trustees and officers:

SECTION 11.1 Actions Against Trustee or Officer. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than any action or suit by or in the right of the Trust) against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement, actually and reasonably incurred by him in connection with the claim, action, suit, or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon the plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 11.2 Derivative Actions Against Trustees or Officers. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Trust to obtain a judgment or decree in its favor, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which the individual has been adjudged to be liable for negligence or misconduct in the performance of his duty to the Trust, except to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, the person is fairly and reasonably entitled to indemnity for those expenses which the court shall deem proper, provided such Trustee or officer is not adjudged to be liable by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

SECTION 11.3 Expenses of Defense. In defense of any action, suit or proceeding referred to in Section 11.1 or 11.2 or in defense of any claim, issue, or matter therein, a Trustee or officer of the Trust who reasonably believed his or her action to be in the best interests of the Trust shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith, subject to the requirements of section 11.4.

SECTION 11.4 Required Standard of Conduct.

(a) Unless a court orders otherwise, any indemnification under Section 11.1 or 11.2 may be made by the Trust only as authorized in the specific case after a determination that indemnification of the Trustee or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in Section 11.1 or 11.2. The determination shall be made by:

(i) the Trustees, by a majority vote of a quorum consisting of Trustees who were not parties to the action, suit or proceeding; or if the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs,

(ii) an independent legal counsel in a written opinion.

(b) Nothing contained in this Article XI shall be construed to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (any such conduct being hereinafter called "Disabling Conduct"). No indemnification shall be made pursuant to this Article XI unless:

(i) There is a final determination on the merits by a court or other body before whom the action, suit or proceeding was brought that the individual to be indemnified was not liable by reason of Disabling Conduct; or

(ii) In the absence of such a judicial determination, there is a reasonable determination, based upon a review of the facts, that such individual was not liable by reason of Disabling Conduct, which determination shall be made by:

(A) A majority of a quorum of Trustees who are neither "interested persons" of the Trust, as defined in section 2(a) (19) of the 1940 Act, nor parties to the action, suit or proceeding; or

(B) An independent legal counsel in a written opinion.

SECTION 11.5 Advance Payments. Notwithstanding any provision of this Article XI, any advance payment of expenses by the Trust to any Trustee or officer of the Trust shall be made only upon the undertaking by or on behalf of such Trustee or officer to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Trustee or officer to be indemnified provides a security for his undertaking; or

(b) The Trust is insured against losses arising by reason of any lawful advances; or

(c) There is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:

(i) A majority of a quorum of Trustees who are neither "interested persons" of the Trust, as defined in Section 2(a) (19) of the 1940 Act, nor parties to the action, suit or proceeding; or

(ii) An independent legal counsel in a written opinion.

SECTION 11.6 Former Trustees and Officers. The indemnification provided by this Article XI shall continue as to an individual who has ceased to be a Trustee or officer of the Trust and inure to the benefit of the legal representatives of such individual and shall not be deemed exclusive of any other rights to which any Trustee, officer, employee or agent of the Trust may be entitled under any agreement, vote of Trustees or otherwise, both as to action in his official capacity and as to action in another capacity while holding office as such; provided, that no Person may satisfy any right of indemnity granted herein or to which he may be otherwise entitled, except out of the Trust Property, and no Shareholder shall be personally liable with respect to any claim for indemnity.

SECTION 11.7 Insurance. The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Trust, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, the Trust shall not purchase insurance to indemnify any Trustee or officer against liability for any conduct in respect of which the 1940 Act prohibits the Trust itself from indemnifying him.

SECTION 11.8 Other Rights to Indemnification. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any By-Law, agreement, vote of Shareholders or disinterested Trustees or otherwise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser.

The information required by this item with respect to Alpine Woods Capital Investors, L.L.C. is incorporated by reference to the Form ADV (File No. 801-55110) of Alpine Management & Research, L.L.C.

Item 27.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Julius Baer Global Equity Fund, Inc.
Advisors Series Trust	Julius Baer Investment Funds
AIP Alternative Strategies Funds	Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters' Select Funds Trust
Brandywine Blue Funds, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Buffalo Funds	MP63 Fund, Inc.
Country Mutual Funds Trust	Nicholas Family of Funds, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Everest Funds	Perritt Microcap Opportunities Fund, Inc.
Fairholme Funds, Inc.	Primecap Odyssey Funds
First American Funds, Inc.	Professionally Managed Portfolios
First American Investment Funds, Inc.	Prospector Funds, Inc.
First American Strategy Funds, Inc.	Prudent Bear Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	Rockland Funds Trust
Guinness Atkinson Funds	Summit Mutual Funds, Inc.
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	Underlying Funds Trust
Hotchkis & Wiley Funds	USA Mutuals Funds
Intrepid Capital Management Funds Trust	Wexford Trust
Jacob Internet Fund, Inc.	Wisconsin Capital Funds, Inc.
Jensen Portfolio, Inc.	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	None
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)           Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser and Principal Underwriter	Alpine Woods Capital Investors, L.L.C., 2500 Westchester Avenue, Suite 215 Purchase, NY 10577 (records required by paragraphs (a)(4), (a)(5), (a)(6), (a)(10), (a)(11), and (f) of Rule 31a-1)
Registrant’s Custodian	U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212

Item 29.  Management Services Not Discussed in Parts A and B.

Not applicable.

Item 30.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 1st day of October, 2008.

ALPINE EQUITY TRUST

By: /s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on October 1, 2008 by the following persons in the capacities indicated.

Signature	Title
/s/ Samuel A. Lieber Samuel A. Lieber	President and Trustee
Laurence B. Ashkin* Laurence B. Ashkin	Trustee
H. Guy Leibler* H. Guy Leibler	Trustee
Jeffrey E. Wacksman* Jeffrey E. Wacksman	Trustee
By:          /s/ Samuel A. Lieber
Samuel A. Lieber
Pursuant to Power of Attorney
incorporated by reference to Registrant’s
Post-Effective Amendment No. 29 to
Registrant’s Registration Statement on Form N-1A (Registrant’s File
Nos. 33-25378 and 811-05684) filed with the
Securities and Exchange Commission on
March 1, 2005.

EXHIBIT INDEX

Exhibit	Exhibit No.
Prospect Servicing Agreement with U.S Bancorp Fund Services, LLC dated March 10, 2003	EX.99.h.7.a